Consolidated Statements of Changes in Equity - CAD ($)	Total	Acasti	Share Capital	Warrants	Contributed Surplus	Contributed Surplus Acasti	Available-for-Sale Investment	Cash Flow Hedges	Deficit	Total Attributable to Equity Holders of the Corporation	Total Attributable to Equity Holders of the Corporation Acasti	Subsidiary Warrants, Options and Other Equity	Subsidiary Warrants, Options and Other Equity Acasti	Non-controlling Interest	Non-controlling Interest Acasti	Total Attributable to Non-controlling Interest	Total Attributable to Non-controlling Interest Acasti
Beginning balance, shares at Feb. 29, 2016			77,968,587
Beginning balance at Feb. 29, 2016	$ 66,924,881		$ 127,201,343	$ 648,820	$ 29,871,114		$ (315,347)	$ (37,049)	$ (103,923,751)	$ 53,445,130		$ 5,548,482		$ 7,931,269		$ 13,479,751
Net income (loss) for the period	879,849								6,913,228	6,913,228				(6,033,379)		(6,033,379)
Other comprehensive (loss) income for the period	(74,954)						(104,705)	29,751		(74,954)
Total comprehensive income	804,895						(104,705)	29,751	6,913,228	6,838,274				(6,033,379)		(6,033,379)
Contributions by and distribution to equity holders
Share-based payment transactions (note 17)	2,014,902				1,340,324					1,340,324		674,578				674,578
Total contributions by and distribution to equity holders	2,014,902				1,340,324					1,340,324		674,578				674,578
Change in ownership interests in subsidiaries that do not result in a loss of control
Expiry of Acasti options and call-options (note 13 (i))						$ 3,059,035					$ 3,059,035		$ (3,059,035)				$ (3,059,035)
Acasti public offering (note 13 (vi))		$ 4,746,653				(935,337)					(935,337)		143,932		$ 5,538,058		5,681,990
Acasti issue of unsecured convertible debentures, net of deferred income tax expense of $129,362 (note 13 (vi))		308,907											308,907				308,907
Total changes in ownership interest in subsidiaries	5,055,560				2,123,698					2,123,698		(2,606,196)		5,538,058		2,931,862
Total transactions with equity holders	7,070,462				3,464,022					3,464,022		(1,931,618)		5,538,058		3,606,440
Ending balance, shares at Mar. 31, 2017			77,968,587
Ending balance at Mar. 31, 2017	74,800,238		$ 127,201,343	648,820	33,335,136		(420,052)	(7,298)	(97,010,523)	63,747,426		3,616,864		7,435,948		11,052,812
Net income (loss) for the period	9,339,383								17,530,858	17,530,858				(8,191,475)		(8,191,475)
Other comprehensive (loss) income for the period	952,909						926,521	26,388		952,909
Total comprehensive income	10,292,292						926,521	26,388	17,530,858	18,483,767				(8,191,475)		(8,191,475)
Contributions by and distribution to equity holders
Share-based payment transactions (note 17)	2,283,756				1,623,145					1,623,145		660,611				660,611
Liability settled in shares, shares			630,681
Liability settled in shares (note 12 (b))	$ 848,070		$ 848,070							848,070
DSU released, shares	55,944		55,944
DSU released (note 12 (c))			$ 80,000		(80,000)
Share options exercised, shares			149,000
Share options exercised (note 12 (d))	$ 256,616		$ 354,094		(97,478)					256,616
Loss of control of subsidiary (note 13)	(2,233,973)											(2,739,050)		505,077		(2,233,973)
Total contributions by and distribution to equity holders, shares			835,625
Total contributions by and distribution to equity holders	1,154,469		$ 1,282,164		1,445,667					2,727,831		(2,078,439)		505,077		(1,573,362)
Change in ownership interests in subsidiaries that do not result in a loss of control
Expiry of Acasti options and call-options (note 13 (i))						1,466,459					1,466,459		$ (1,466,459)				(1,466,459)
Exercise of warrants (note 13 (ii))	384,250				155,720					155,720		(71,966)		300,496		228,530
Fees related to past financing of Acasti (note 13 (iii))		$ (154,463)				$ (52,452)					$ (52,452)				$ (102,011)		$ (102,011)
Convertible debenture interest settled in shares (note 13 (iv))	56,984				5,019					5,019				51,965		51,965
Total changes in ownership interest in subsidiaries	286,771				1,574,746					1,574,746		(1,538,425)		250,450		(1,287,975)
Total transactions with equity holders, shares			835,625
Total transactions with equity holders	1,441,240		$ 1,282,164		3,020,413					4,302,577		$ (3,616,864)		$ 755,527		$ (2,861,337)
Ending balance, shares at Mar. 31, 2018			78,804,212
Ending balance at Mar. 31, 2018	$ 86,533,770		$ 128,483,507	$ 648,820	$ 36,355,549		$ 506,469	$ 19,090	$ (79,479,665)	$ 86,533,770